Variable Interest Entities and Joint Ventures (Details) - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands		1 Months Ended		6 Months Ended
	Aug. 05, 2020	Feb. 23, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	May 24, 2019
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership percentage					50.00%
The9 Joint Venture [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conditional obligation (in Dollars)					$ 1,128	$ 5,000
The9 Limited [Member] | The9 Joint Venture [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership percentage						50.00%
Class B Ordinary [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of related party notes payable to Class A-1 and A-2 Preferred, and The9 Conditional Obligation (in shares) (in Shares)				2,994,011
Class B Ordinary [Member] | The9 Joint Venture [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of related party notes payable to Class A-1 and A-2 Preferred, and The9 Conditional Obligation (in shares) (in Shares)		2,944,011
LeSEE [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership interest transferred	99.00%
Minimum [Member] | Tier-1 Chinese City Joint Venture [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Capital expected to be received (in Dollars)			$ 500,000
LeSEE Zhile Technology Co, Ltd [Member] | LeSEE [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership interest transferred	48.00%
Ownership interest	1.00%